Subsequent Events - Additional Information (Detail)	12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Mar. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2009 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2012 Beijing Precil Instrument Co., Ltd. USD ($)	Mar. 31, 2013 Subsequent Event CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Fiscal Year 2011 USD ($)	Mar. 31, 2013 Subsequent Event CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Fiscal Year 2012 USD ($)	Feb. 25, 2013 Subsequent Event Dividend Declared USD ($)	Jan. 31, 2013 Subsequent Event Beijing Precil Instrument Co., Ltd. USD ($)	Jan. 31, 2013 Subsequent Event Beijing Precil Instrument Co., Ltd. CNY
Subsequent Event [Line Items]
Controlling stake in acquired business												47.08%	47.08%
Total acquisition consideration												$ 7,497,000	47,080,000
Amount under escrow deposits								5,289,000
Additional capital to increase equity interest												51.00%	51.00%
Cash dividend declared, per share	$ 0.40	$ 0.30	$ 0.20								$ 0.50
Date of declaration of cash dividend											Feb. 25, 2013
Date on or around which dividend is to be paid											Apr. 08, 2013
Dividends record date											Mar. 08, 2013
Preferential income tax rate									15.00%	15.00%
Adjusted corporate income tax rate						10.00%	10.00%		10.00%	10.00%
Corporate income tax savings				$ 7,600,000	$ 8,600,000	$ 7,600,000	$ 8,600,000		$ 7,900,000	$ 11,400,000